Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2021
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Details of Bank Debt

	December 31	December 31

( in thousands)	2021	2020

Current portion	$ -	$-

Long-term portion	-	195,000

Gross bank debt outstanding 1	$ -	$195,000

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 25).

Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	December 31 2021	December 31 2020

Current portion	$ 813	$773

Long-term portion	2,060	2,864

Total lease liabilities	$ 2,873	$3,637

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis of these leases is as follows:

(in thousands)	December 31 2021

Not later than 1 year	$905

Later than 1 year and not later than 5 years	2,150

Later than 5 years	-

Total lease liabilities	$3,055

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2021	2020

Interest Expense During Period

Average principal outstanding during period		$ 19,506	$601,112

Average effective interest rate during period	17.1	1.17%	2.03%

Total interest expense incurred during period		$ 229	$12,226

Costs related to undrawn credit facilities	17.1	5,313	4,349

Interest expense - lease liabilities	17.2	123	140

Letters of guarantee	5.3	152	-

Total finance costs		$ 5,817	$16,715